Expense Example {- Energy Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector PRO-19 - Energy Portfolio - Energy Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954